UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22054

Simple Capital Trust

(Exact name of registrant as specified in charter)

One Apple Hill

Suite 316

Natick, MA 01760

(Address of principal executive offices)

 (Zip code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, MA 01760

(Name and address of agent for service)

Registrant's telephone number, including area code: 508-655-7948

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Simple Capital Global Fund

AMERICA MOVIL SA DE CV

Ticker Symbol:AMX	Cusip Number:02364W105
Record Date: 4/29/2008	Meeting Date: 4/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Elect directors	For	Issuer	For	With
2	Formalities	For	Issuer	For	With

AMERICAN EAGLE OUTFITTERS

Ticker Symbol:AEO	Cusip Number:02553E106
Record Date: 6/24/2008	Meeting Date: 6/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	elect directors	For	Issuer	For	With
2	ratify auditors	For	Issuer	For	With

AMERICAN EXPRESS

Ticker Symbol:AXP	Cusip Number:025816109
Record Date: 4/28/2008	Meeting Date: 4/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	elect directors	For	Issuer	For	With
2	ratify auditors PWC	For	Issuer	For	With
3-5	formalities	For	Issuer	For	With

AMGEN INC

Ticker Symbol:AMGN	Cusip Number:031162100
Record Date: 5/7/2008	Meeting Date: 5/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	election of directors	For	Issuer	For	With
2	ratify auditors	For	Issuer	For	With
3	simple majority vote	Against	Issuer	Against	With
3b	animal welfare	Against	Issuer	Against	With

BERSHIRE HATHAWAY

Ticker Symbol:BRK.B	Cusip Number:846702076
Record Date: 5/3/2008	Meeting Date: 5/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	election of directors	For	Issuer	For	With

BRIGHT HORIZONS FAMILY SOLUTIONS

Ticker Symbol:BFAM	Cusip Number:109195107
Record Date: 5/7/2008	Meeting Date: 5/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Adopt agreement and plan of merger	For	Issuer	For	With
2	formalities	For	Issuer	For	With

CEMEX SAB DE CV

Ticker Symbol:CX	Cusip Number:151290889
Record Date: 4/24/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Approve presentation of chief executive officer financial statements	For	Issuer	For	With
2	approve repurchase of company shares	For	Issuer	For	With
3	approve capitalization of retained earnings	For	Issuer	For	With
4	appointment of directors and audit committee	For	Issuer	For	With
6	formalities	For	Issuer	For	With

CIT GROUP INC

Ticker Symbol:CIT	Cusip Number:125581108
Record Date: 5/6/2008	Meeting Date: 5/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	elect directors	For	Issuer	For	With
2	ratify PWC as auditors	For	Issuer	For	With
3	to approve the long term incentive plan, including an increase in the number of availble shares	For	Issuer	For	With

CONOCOPHILLIPS

Ticker Symbol:COP	Cusip Number:20825C104
Record Date: 5/16/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Election of Directors	For	Issuer	For	With
2	Amend by laws and certificate of incorporation	For	Issuer	For	With
3	ratify appointment of Earnst & Young	For	Issuer	For	With

COUNTRYWIDE FINANCIAL CORPORATION

Ticker Symbol:CFC	Cusip Number:222372104
Record Date: 7/1/2008	Meeting Date: 6/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	To approve and adopt the agreement and plan of merger dated january 11, 2008 by and among countrywide financial corporation and bank of america corporation and red oak merger corporation, as such agreement may be amended from time to time	For	Stockholder	For	With

GEMSTAR TV GUIDE INTERNATIONAL

Ticker Symbol:GMST	Cusip Number:36866W106
Record Date: 4/29/2008	Meeting Date: 4/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	combination of macrovision corporation and gemstar-tv guide international through the adoption of merger agreement	For	Issuer	For	With
2	formalities	For	Issuer	For	With

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 5/22/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	election of directors	For	Issuer	For	With
2	ratify auditors	For	Issuer	For	With

NOVARTIS

Ticker Symbol:NVS	Cusip Number:66987V109
Record Date: 2/26/2008	Meeting Date: 2/26/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	approval of annual report	For	Issuer	For	With
2	discharge of liability of board of directors	For	Issuer	For	With
3	approval of declaration of dividends	For	Issuer	For	With
4 5	approval of share repurchase program	For	Issuer	For	With
6	amendments to articles of incorporation	For	Issuer	For	With
7	election of board of directors	For	Issuer	For	With
8	ratification of auditors	For	Issuer	For	With

SANOFI-AVENTIS

Ticker Symbol:SNY	Cusip Number:80105N105
Record Date: 5/15/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1 -2	approval of financial statements	For	Issuer	For	With
3	declaration of dividends	For	Issuer	For	With
3-16	appointment of directors	For	Issuer	For	With
17-20	formalities	For	Issuer	For	With

U.S. BANCORP

Ticker Symbol:USB	Cusip Number:902973304
Record Date: 4/18/2008	Meeting Date: 4/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	election of directors	For	Issuer	For	With
2	ratify selection of auditors	For	Issuer	For	With
3	formalities	For	Issuer	For	With

USG CORP

Ticker Symbol:USG	Cusip Number:903293405
Record Date: 5/14/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	elect directors	For	Issuer	For	With
2	ratify auditor	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Simple Capital Trust

By /s/Oriosto Medrano Santana

* Oriosto Medrano Santana

Principal Executive Officer

By /s/Barry McNeil

* Barry McNeil

Principal Financial and Accounting Officer

Date: August 29, 2008

*Print the name and title of each signing officer under his or her signature.